Investment securities - Schedule of Securities Pledge to Secure Repurchase Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IFRS Statement [Line Items]
Securities sold under repurchase agreements	$ (130,509)	$ (214,035)	$ (314,434)
Financial assets at amortized cost, class
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	147,480	239,046
Securities sold under repurchase agreements	$ (130,509)	$ (214,035)